Taxes - Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	35.00%
State and local income tax rate, net of federal tax benefits	3.70%	3.70%	1.60%
Preferred stock disposition	(9.90%)	0.00%	0.00%
Affordable housing credit	(0.40%)	(0.60%)	(0.60%)
Employee benefits including ESOP dividend	(0.30%)	(0.30%)	(0.50%)
Impact of tax reform re-measurement	0.00%	0.00%	(81.60%)
Internal restructure	0.00%	(9.10%)	(0.60%)
Noncontrolling interests	(0.50%)	(0.50%)	(0.60%)
Non-deductible goodwill	0.10%	4.70%	1.00%
Other, net	(0.70%)	(0.60%)	(2.00%)
Effective income tax rate	13.00%	18.30%	(48.30%)